SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS

(a)
On January 5, 2023, MCO Nominee One repaid the outstanding principal amount of HK$5,311,047 (equivalent to $680,074) along with accrued interest under the 2020 Credit Facilities. On January
1
0, 2023, MCO Nominee One drew down $300,000 under the 2020 Credit Facilities for working capital purposes. On January 30, 2023, MCO Nominee One repaid the outstanding principal amount of $170,000 along with accrued interest under the 2020 Credit Facilities.

(b)
On March 8, 2023, Melco, Melco International and Melco Leisure entered into a share repurchase agreement, pursuant to which Melco agreed to repurchase 40,373,076 ordinary shares of Melco from Melco Leisure (the “2023 Share Repurchase”). On March 10, 2023, the 2023 Share Repurchase was completed for an aggregate consideration of $169,836, which represents an average price of $4.2067 per share or $12.62 per ADS and 40,373,076 ordinary shares of Melco repurchased from Melco Leisure were retired on the same date. The outstanding principal amount of $
200,000
under the Facility Agreement was fully repaid by Melco International on January 18, 2023
. The Facility Agreement was terminated on March 10, 2023 following the settlement of the related accrued loan interest under the Facility Agreement due by Melco International to Melco on the same date.